Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other operating income (expenses), net
	2021	2020	2019

Other operating income, net	71,877	70,288	75,667
Other operating expenses	(93,718)	37,368	(94,415)

Other operating income (expenses), net	(21,841)	107,656	(18,748)